FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis

The following table sets forth the Company’s financial assets and liabilities subject to fair value measurements on a recurring basis by level within the fair value hierarchy as of December 31, 2021 (in thousands):

	Level 1	Level 2	Level 3	Total
Assets:
Money market fund	$6,102,017	$—	$—	$6,102,017
Total assets	$6,102,017	$—	$—	$6,102,017

Liabilities:
Common stock warrant liability	$—	$—	$1,394,808	$1,394,808
Total liabilities	$—	$—	$1,394,808	$1,394,808

The following table sets forth the Company’s financial assets and liabilities subject to fair value measurements on a recurring basis by level within the fair value hierarchy as of December 31, 2020 (in thousands):

	Level 1	Level 2	Level 3	Total
Assets:
Short-term investment—
Certificates of deposit	$—	$505	$—	$505
Total assets	$—	$505	$—	$505

Liabilities:
Convertible preferred stock warrant liability	$—	$—	$2,960	$2,960
Total liabilities	$—	$—	$2,960	$2,960

Schedule of Reconciliation of Liabilities Measured at Fair Value on a Recurring Basis

A reconciliation of the contingent forward contract liability, convertible preferred stock warrant liability and common stock warrant liability measured and recorded at fair value on a recurring basis is as follows (in thousands):

	Year Ended			Year Ended
	December 31, 2021			December 31, 2020
		Convertible	Common	Contingent	Convertible
	Contingent	Preferred Stock	Stock	Forward	Preferred Stock
	Forward	Warrant	Warrant	Contract	Warrant
	Contract Liability	Liability	Liability	Liability	Liability
Fair value-beginning of period	$—	$2,960	$—	$30,844	$1,755
Issuance	2,167,332	—	812,048	793	—
Change in fair value	454,546	6,976	582,760	118,382	1,205
Settlement	(2,621,878)	(9,936)	—	(150,019)	—
Fair value-end of period	$—	$—	$1,394,808	$—	$2,960